DESCRIPTION OF THE BUSINESS AND BASIS OF PRESENTATION (Details Textual)	12 Months Ended
	Apr. 30, 2017	Apr. 30, 2016
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage Of International Operation	0.00%	60.00%
Number of Reportable Segments	1
Number of Operating Segments	1